Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net loss	$ (7,250)	$ (13,591)	$ (27,753)	$ (8,046)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash compensation related to stock options, restricted stock and employee stock purchase plan	572	905	2,016	1,812
Depreciation and amortization	704	828	1,580	2,369
Non-cash in-process research and development expense	30	0	3,790
Non-cash amortization of discount on notes payable and debt issuance costs	0	1,277	1,578	223
Non-cash expense for fair value of warrants issued in connection with amendments to securities purchase agreements			1,161
Accretion of restructuring liability	61	54	135	174
Loss on disposition of property and equipment				387
Non-cash restructuring expense\charges	225	232	3,407	93
Net gain (loss) on settlement of liabilities				(654)
Change in fair value of price adjustable warrants and subscription investment units	(3,466)	115	(4,360)	(2,526)
Changes in assets and liabilities:
Accounts receivable	54	101	152	(179)
Prepaid expenses and other assets	260	200	234	427
Accounts payable	(598)	620	1,638	641
Deferred revenue	476	67	34	(718)
Accrued expenses and deferred rent and other liabilities	(345)	253	14	15
Accrued restructuring	(153)	0	(445)	(1,543)
Net cash used in operating activities	(9,430)	(8,939)	(16,801)	(7,525)
Investing activities:
Change in restricted cash	(140)	(159)	(19)	1,270
Cash acquired upon acquisition of Cequent Pharmaceuticals			5,063
Proceeds from sales of equipment and other assets				1,159
Purchases of property and equipment	0	(158)	(404)	(94)
Net cash used in investing activities	(140)	(317)	4,640	2,335
Financing activities:
Proceeds from sales of common shares, warrants and subscription investment units, net	10,726	4,943	7,760	9,332
Proceeds from issuance of notes payable and warrants, net			3,000	888
Borrowings on note payable	0	3,000
Payments on notes payable	0	(1,000)	(1,000)	(5,547)
Proceeds from exercise of warrants, subscription investment units, stock options and employee stock purchase plan purchases	2,483	2,639	2,719	181
Net cash provided by financing activities	13,209	9,582	12,479	4,854
Net increase (decrease) in cash	3,639	326	318	(336)
Cash and cash equivalents - beginning of year	1,066	748	748	1,084
Cash and cash equivalents - end of year	4,705	1,074	1,066	748
Non-cash financing activities:
Note payable issued upon cancellation of capital lease obligations				5,128
Issuance of stock to acquire Cequent Pharmaceuticals and termination of notes payable, accrued interest and warrants issued to Cequent			30,337
Issuance of common stock to settle liabilities	80	55	3,916	1,982
Supplemental disclosure:
Cash paid for interest	$ 0	$ 10	$ 10	$ 311